OTHER RECEIVABLES (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Notes and other explanatory information [abstract]
Beginning of the year	$ 423	¥ 2,984	¥ 239
Provision for expected credit loss, net	848	6,003	2,745
Disposal of PSTT	(1,271)	(8,987)
End of the year			¥ 2,984